                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                           811-21686

Exact name of registrant as specified in charter:             Oppenheimer Portfolio Series

Address of principal executive offices:                       6803 South Tucson Way
                                                              Centennial, CO 80112

Name and address of agent for service:                        Two World Financial Center
                                                              225 Liberty Street
                                                              New York, NY 10281-1008

Registrant's telephone number, including area code:           303.768.3200

Date of fiscal year end:                                      1/31

Date of reporting period:                                     07/01/2006-06/30/2007

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21686
Reporting Period: 07/01/2006 - 06/30/2007
Oppenheimer Portfolio Series

======================= OPPENHEIMER PORTFOLIO SERIES FUN =======================

OPPENHEIMER REAL ESTATE FUND CLASS Y
Ticker:       OREYX          Security ID:  68382F507
Meeting Date: APR 5, 2007
Record Date:  JAN 11, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Trustee Brian F. Wruble             For       For        Management
2     Elect Trustee Matthew P. Fink             For       For        Management
3     Elect Trustee Robert G. Galli             For       For        Management
4     Elect Trustee Phillip A. Griffiths        For       For        Management
5     Elect Trustee Mary F. Miller              For       For        Management
6     Elect Trustee Joel W. Motley              For       For        Management
7     Elect Trustee Kenneth A. Randall          For       For        Management
8     Elect Trustee Russell S. Reynolds, Jr.    For       For        Management
9     Elect Trustee Joseph M. Wikler            For       For        Management
10    Elect Trustee Peter I. Wold               For       For        Management
11    Elect Trustee John V. Murphy              For       For        Management
12    A proposal to change the Fund's status    For       For        Management
      from a diversified fund to a
      non-diversified fund.

OPPENHEIMER HIGH YIELD FUND CLASS Y
Ticker:       OHYYX          Security ID:  683796403
Meeting Date: OCT 6, 2006
Record Date:  JUN 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Agreement and Plan of Reorganization      For       For        Management
      between Oppenheimer High Yield Fund
      and Oppenheimer Champion Income Fund

========== END NPX REPORT
                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer Portfolio Series, on behalf of Active
                            Allocation Fund, Equity Investor Fund, Conservative
                            Investor Fund and Moderate Investor Fund

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 30, 2007

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact